Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 5,346,769	$ 99,906	$ 306,252
Accounts receivable, net of allowance for doubtful accounts of $125,158 and $33,000, respectively	5,160,642	942,842	860,075
Accounts receivable - related parties	26,081	41,124	4,340
Prepaid expenses and other current assets	287,778	167,045	98,503
Investments - marketable securities	0	1,424	44,766
Total current assets	10,821,270	1,252,341	1,313,936
Property and equipment, net of accumulated depreciation of $2,693 and $1,828, respectively	770	1,635	2,790
Right of use asset - related party	0	140,642	214,020
Intangible assets, net	9,362,993	795,864	1,432,554
Goodwill	9,161,486	3,517,315	3,517,315
Total assets	29,346,519	5,707,797	6,480,615
Current liabilities:
Accounts payable	813,051	616,421	621,389
Accounts payable - related parties	106,968	779,928	825,791
Accrued expenses	1,023,298	423,237	2,276,444
Accrued expenses - related party	0	8,000	0
Accrued compensation	321,158	617,067	127,713
Accrued compensation - related party	116,000	122,500	148,500
Accrued interest	34,502	60,404	985
Contingent consideration for acquisitions	2,375,763	0
Liability on sale of future revenues, net of discount of $0 and $2,719, respectively	0	8,185	404,101
Deferred payroll taxes	23,333	159,032	0
Other liabilities	17,333	14,493	0
Loans payable - current portion	1,752,094	28,249	25,934
Convertible notes payable, net of unamortized discount and costs of $0 and $1,205,699, respectively	0	1,905,826	0
Refundable deposit on preferred stock purchase	285,000	285,000	285,000
Warrant derivative liability	0	11,537,997	612,042
Lease liability - current portion - related party	0	73,378	73,378
Deferred revenue	677,506	51,537	145,474
Total current liabilities	7,546,006	16,691,254	5,546,751
Lease liability - long term portion - related party	0	67,264	140,642
Loans payable - long term portion	3,167,586	73,541	77,866
Total liabilities	10,713,592	16,832,059	5,765,259
Commitments and contingencies		0	0
Stockholders' Equity (Deficit):
Preferred stock, 10,000,000 shares authorized, $0.0001 par value: undesignated: 7,013,600 shares authorized; no shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	0	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 14,394,329 and 2,203,009 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	1,439	220	145
Shares to be issued, 587,945 sharses as of September 30, 2021	59	0
Additional paid-in capital	63,558,308	23,400,408	18,203,265
Accumulated deficit	(44,926,888)	(34,525,025)	(17,488,188)
Total stockholders' Equity (deficit)	18,632,927	(11,124,262)	715,356
Total liabilities and stockholders' Equity (deficit)	29,346,519	5,707,797	6,480,615
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock, 10,000,000 shares authorized, $0.0001 par value: undesignated: 7,013,600 shares authorized; no shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	0	54	46
Series E Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock, 10,000,000 shares authorized, $0.0001 par value: undesignated: 7,013,600 shares authorized; no shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	9	74	74
Series F Preferred Stocks [Member]
Stockholders' Equity (Deficit):
Preferred stock, 10,000,000 shares authorized, $0.0001 par value: undesignated: 7,013,600 shares authorized; no shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	$ 0	$ 7	$ 14